Stock-Based Compensation - Summarizes Restricted Stock Unit Activity (Details) - Restricted Stock Units (RSUs) - 2013 Equity Incentive Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Beginning balance	773,063
Number of shares, Granted	3,767,746
Number of shares, Vested	(1,380,892)
Number of shares, Cancelled and forfeited	(210,186)
Number of shares, Ending balance	2,949,731	773,063
Number of shares, Expected to vest	2,949,731
Weighted-average exercise price, Beginning balance	$ 6.26
Weighted-average Grant price, Granted	9.11
Weighted-average Grant price, Vested/Exercised	8.27
Weighted-average Grant price, Forfeited	8.38
Weighted-average exercise price, Ending balance	$ 8.81	$ 6.26
Weighted-average remaining contractual life (years)	2 years 8 months 12 days	7 years 6 months
Aggregate intrinsic value	$ 18,672	$ 6,943